SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
36.a. Reverse Split and Split of the Company's shares
On January 29, 2025, the Company, pursuant to and for the purposes of Article 157, paragraph 4, of Corporate Law and CVM Resolution No. 44/2021, hereby informed its shareholders and the market in general that, at a meeting held on this date, the Company’s Board of Directors approved the convening of an Extraordinary Shareholders’ Meeting to be held, on first call, on March 13th, 2025 (“ESM”), to deliberate on the proposal to reverse split all the common shares issued by the Company, in the proportion of 40 shares to 1 share, and subsequently split, so that 1 grouped share corresponds to 80 shares, without any change to the Company’s capital stock value, but solely to its total number of shares (“Operation”), with the consequent amendment to the Company’s Bylaws. The proposed Operation does not imply a change in the total amount of securities of the Company traded on the American stock market (American Depositary Receipt - “ADR”).
The Operation aims to provide greater liquidity to the shares issued by the Company and, consequently, improve the process of forming its price by increasing the quantity of outstanding shares effectively negotiated and adjusting its price. In addition, the Operation aims to: (i) reduce operational and administrative costs resulting from the current configuration of the Company's shareholder base; (ii) provide greater efficiency in managing its shareholder base; (iii) improve the efficiency of book-entry share registration and custody systems, (iv) enhance the provision of information and communication, improving the service to shareholders, and (v) provide greater efficiency in distributing proceeds to the Company's shareholders.
The proposed Operation considers the implementation according to the following procedures: (i) the authorization for the Company’s Executive Board to define the date to start the procedures to implement the Operation, which should be within a period of 6 months from the date of the ESM; (ii) once the Executive Board defines the date to start the procedures to implement the Operation, a period of not less than 30 days will be determined for the shareholders holding common shares of the Company to, if necessary, aggregate their shares into whole lots in multiples of 40, at their own discretion ("Position Adjustment Period"); and (iii) after the end of the Position Adjustment Period, any fractional shares held by shareholders who have not adjusted their position in multiples of 40 shares will be grouped into whole numbers and sold at an auction, to be held at B3 on behalf of the holders of the fractions. The net proceeds from the sale of these shares will be proportionally distributed among all holders of the fractional shares, on a date and in a manner to be informed in due course by the Company, with amounts belonging to unidentified holders being held at the Company for the legal period, for collection by the respective holder upon providing full registration information.
The proposal, to be submitted to the ESM, considers that the Operation: (i) will be applied to all Company shareholders; (ii) will not result in a change in the value of Company's share capital, (iii) will not modify the rights conferred by the Company's issued shares to its holders; and (iv) will imply in the change alongside the execution of the Operation, of the number of shares composing each ADR, with 1 ADR then representing 2 common shares issued by the Company, not changing the total number of outstanding ADRs.
The company will promptly disclose further details regarding the procedures to be adopted for the implementation of the Operation, including information about the Position Adjustment Period and the procedures relating to the Auction.
36.b. Declaration of Interest on Equity
At a meeting held on February 13, 2025, the Company's Board of Directors approved the declaration of interest on equity (“IOE”), in accordance with article 26 of the Company's Bylaws, article 9 of Law no. 9,249/1995 and CVM Resolution No. 143/2022, in the gross amount of R$180,000, equivalent to R$0.11093237960 per common share, net of income tax at source corresponding to R$153,000, equivalent to R$0.09429252266 per common share, calculated based on the balance sheet as of January 31, 2025.
As provided for in article 26 of the Company's Bylaws, such interest will be treated as an advance towards the mandatory dividend for the fiscal year on December 31, 2025, ad referendum of the Ordinary General Meeting of Shareholders to be held in 2026.
Payment of these proceeds will be made by April 30, 2026, on a date to be defined by the Company's Board of Directors, and will be credited individually to each shareholder, subject to the shareholding position recorded in the Company's records at the end of February 24, 2025.
The interest on equity per share may be modified depending on the Company's shareholding base on February 24, 2025 due to possible acquisitions of shares within the Company's current Share Buyback Program.
36.c. Company Capital Reduction
On February 18, 2025, the Company, in the form and for the purposes of the provisions of article 157, paragraph 4, of the Brazilian Corporations Law and the provisions of CVM Resolution No. 44, of August 23, 2021, informed its shareholders and the market in general that, in continuity to the Material Facts disclosed on November 5 th, 2024, and December 18th, 2024, February 17th, 2025, the deadline as provided for in Article 174 of the Corporations Law for the capital reduction of the Company, as approved at Extraordinary Shareholders’ Meeting held on December 18th , 2024, has expired, making the referred reduction fully effective (Note 24.a - 2nd Capital Reduction).
Therefore, the Company informed that it will proceed with the restitution to the shareholders, in local currency, in the amount of R$1.226511760121 (amount calculated based on the number of outstanding shares on October 31, 2024) per common share issued by the Company. Given the Company’s Share Buyback Program in place, said amount per common share may change considering the Company’s shareholding base to be verified on February 27th, 2025.
Thus, the shareholders listed on the Company's records at the end of February 27th, 2025 (including) (“Record Date”) will be entitled to receive the capital reimbursement, and after this date, the shares issued by the Company will be considered ex-reimbursement rights.
According to the resolution of the Company's Statutory Board, the resources resulting from the Reduction will be paid in a single installment on July 15th, 2025, individually to each shareholder and in proportion to their respective participation in the Company's share capital.